File No. 333-52006
811-1978

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4
     ☑Registration Statement Under the Securities Act of 1933
     ☐Pre-Effective Amendment No.
     ☑Post-Effective Amendment No. 20
     ☑Registration Statement Under the Investment Company Act of 1940
     ☑Amendment No. 21
(Exact Name of Registrant)
Ohio National Variable Account A
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante, Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
     ☐      immediately upon filing pursuant to paragraph (b) of Rule 485
     ☑      on December 8, 2008 pursuant to paragraph (b) of Rule 485
     ☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐     on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☑     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 20 is to delay the effective date of Post-Effective Amendment No. 19, which was filed on September 17, 2008. The Parts A, B, and C of Post-Effective Amendment No. 19 are hereby incorporated by reference. We will make a filing pursuant to Rule 485(b) at a future date which will incorporate staff comments and any required missing information or items.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 14th day of November, 2008.

Ohio National Variable Account A
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 14th day of November, 2008.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley	Chairman, President, Chief Executive Officer	November 14, 2008
David B. O’Maley	and Director (Principal Executive Officer)

*/s/ Jack E. Brown	Director	November 14, 2008
Jack E. Brown

*/s/ William R. Burleigh	Director	November 14, 2008
William R. Burleigh

*/s/ Victoria B. Buyniski Gluckman	Director	November 14, 2008
Victoria B. Buyniski Gluckman

*/s/ Joseph A. Campanella	Director	November 14, 2008
Joseph A. Campanella

*/s/ Thomas G. Cody	Director	November 14, 2008
Thomas G. Cody

/s/ Ronald J. Dolan	Director	November 14, 2008
Ronald J. Dolan
Director
John W. Hayden
Director
Gary T. Huffman

*/s/ James F. Orr	Director	November 14, 2008
James F. Orr

/s/ John J. Palmer	Director and Vice Chairman	November 14, 2008
John J. Palmer

*/s/ John R. Phillips	Director	November 14, 2008
John R. Phillips

/s/ Arthur J. Roberts	Senior Vice President and Chief Financial	November 14, 2008
Arthur J. Roberts	Officer (Principal Financial and Accounting Officer)

Signature	Title	Date

Director
J. Michael Schlotman

*By /s/ Therese S. McDonough
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, copies of which have been previously filed as exhibits to the Registrant’s registration statement.